Condensed Consolidating Financial Information (Statements of Operations) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 828.1	$ 536.0	$ 2,520.5	$ 2,632.8	$ 3,931.3
Total costs of products/services sold	683.5	363.4	1,925.1	1,883.5	3,165.3
Expenses:
Operations and maintenance	33.7	41.8	158.1	190.2	203.3
General and administrative	26.4	23.0	88.2	116.3	100.2
Depreciation, amortization and accretion	48.4	62.3	229.6	300.1	285.3
Loss on long-lived assets, net			(65.6)	(821.2)	(1.9)
Goodwill impairment	0.0	(109.7)	(162.6)	(1,406.3)	(48.8)
Loss on contingent consideration			0.0	0.0	(8.6)
Operating income (loss)	36.1	(64.2)	(108.7)	(2,084.8)	117.9
Earnings (loss) from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
Interest and debt expense, net	(26.5)	(36.1)	(125.1)	(140.1)	(127.1)
Gain (loss) on modification/extinguishment of debt	(37.3)	0.0	10.0	(20.0)	0.0
Income (loss) before income taxes	(19.5)	(93.7)	(191.8)	(2,305.1)	(9.3)
(Provision) benefit for income taxes	0.1	0.0	(0.3)	1.4	(1.1)
Net income (loss)	(19.4)	(93.7)	(192.1)	(2,303.7)	(10.4)
Net income attributable to non-controlling partners	6.1	5.9	24.2	(636.8)	(66.8)
Net income (loss) attributable to parent	(25.5)	(99.6)	(216.3)	(1,666.9)	56.4
Net income (loss) attributable to preferred unit holders	17.8	1.6	28.7	6.2	0.0
Net income (loss) attributable to partners	(43.3)	(101.2)	(245.0)	(1,673.1)	56.4
Eliminations
Revenues	0.0	0.0	0.0	0.0	0.0
Total costs of products/services sold	0.0	0.0	0.0	0.0	0.0
Expenses:
Operations and maintenance	0.0	0.0	0.0	0.0	0.0
General and administrative	0.0	0.0	0.0	0.0	0.0
Depreciation, amortization and accretion	0.0	0.0	0.0	0.0	0.0
Costs and Expenses	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			0.0	0.0	0.0
Goodwill impairment		0.0	0.0	0.0	0.0
Loss on contingent consideration					0.0
Operating income (loss)	0.0	0.0	0.0	0.0	0.0
Earnings (loss) from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
Interest and debt expense, net	0.0	0.0	0.0	0.0	0.0
Gain (loss) on modification/extinguishment of debt	0.0		0.0	0.0
Loss from unconsolidated affiliates	(54.6)	47.4	40.2	1,219.0	(159.6)
Income (loss) before income taxes	(54.6)	47.4			(159.6)
(Provision) benefit for income taxes	0.0	0.0			0.0
Net income (loss)	(54.6)	47.4	40.2	1,219.0	(159.6)
Net income attributable to non-controlling partners	0.0	0.0	0.0	0.0	0.0
Net income (loss) attributable to parent	(54.6)	47.4	40.2	1,219.0	(159.6)
Net income (loss) attributable to preferred unit holders				0.0	0.0
Net income (loss) attributable to partners				1,219.0	(159.6)
Parent Company, Crestwood Midstream Partners, LP | Reportable Legal Entities
Revenues	0.0	0.0	0.0	0.0	0.0
Total costs of products/services sold	0.0	0.0	0.0	0.0	0.0
Expenses:
Operations and maintenance	0.0	0.0	0.0	0.0	0.0
General and administrative	18.3	17.7	66.4	65.3	49.4
Depreciation, amortization and accretion	0.0	0.0	0.0	0.0	0.9
Costs and Expenses	18.3	17.7	66.4	65.3	50.3
Loss on long-lived assets, net			0.0	0.0	0.0
Goodwill impairment		0.0	0.0	0.0	0.0
Loss on contingent consideration					0.0
Operating income (loss)	(18.3)	(17.7)	(66.4)	(65.3)	(50.3)
Earnings (loss) from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
Interest and debt expense, net	(26.5)	(36.1)	(125.1)	(130.5)	(111.4)
Gain (loss) on modification/extinguishment of debt	(37.3)		10.0	(18.9)
Loss from unconsolidated affiliates	54.6	(47.4)	(40.2)	(1,219.0)	159.6
Income (loss) before income taxes	(27.5)	(101.2)			(2.1)
(Provision) benefit for income taxes	0.0	0.0			0.0
Net income (loss)	(27.5)	(101.2)	(221.7)	(1,433.7)	(2.1)
Net income attributable to non-controlling partners	0.0	0.0	0.0	0.0	0.0
Net income (loss) attributable to parent	(27.5)	(101.2)	(221.7)	(1,433.7)	(2.1)
Net income (loss) attributable to preferred unit holders				23.1	17.2
Net income (loss) attributable to partners				(1,456.8)	(19.3)
Guarantor Subsidiaries | Reportable Legal Entities
Revenues	828.1	536.0	2,520.5	2,632.8	3,917.5
Total costs of products/services sold	683.5	363.4	1,925.1	1,883.5	3,154.8
Expenses:
Operations and maintenance	33.7	41.7	155.0	188.7	195.4
General and administrative	7.2	4.5	19.2	40.3	42.3
Depreciation, amortization and accretion	51.2	64.9	240.5	278.5	254.5
Costs and Expenses	92.1	111.1	414.7	507.5	492.2
Loss on long-lived assets, net			(65.6)	(227.8)	(35.1)
Goodwill impairment		(109.7)	(162.6)	(1,149.1)	(48.8)
Loss on contingent consideration					(8.6)
Operating income (loss)	52.5	(48.2)	(47.5)	(1,135.1)	178.0
Earnings (loss) from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
Interest and debt expense, net	0.0	0.0	0.0	0.0	0.0
Gain (loss) on modification/extinguishment of debt	0.0		0.0	0.0
Loss from unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Income (loss) before income taxes	52.5	(48.2)			178.0
(Provision) benefit for income taxes	0.1	0.2			(0.9)
Net income (loss)	52.6	(48.0)	(47.5)	(1,135.1)	177.1
Net income attributable to non-controlling partners	0.0	0.0	0.0	0.0	0.0
Net income (loss) attributable to parent	52.6	(48.0)	(47.5)	(1,135.1)	177.1
Net income (loss) attributable to preferred unit holders				0.0	0.0
Net income (loss) attributable to partners				(1,135.1)	177.1
Non-Guarantor Subsidiaries | Reportable Legal Entities
Revenues	0.0	0.0	0.0	0.0	0.0
Total costs of products/services sold	0.0	0.0	0.0	0.0	0.0
Expenses:
Operations and maintenance	0.0	0.0	0.0	0.0	0.0
General and administrative	0.0	0.0	0.0	0.0	0.0
Depreciation, amortization and accretion	0.0	0.0	0.0	0.0	0.0
Costs and Expenses	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			0.0	0.0	0.0
Goodwill impairment		0.0	0.0	0.0	0.0
Loss on contingent consideration					0.0
Operating income (loss)	0.0	0.0	0.0	0.0	0.0
Earnings (loss) from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
Interest and debt expense, net	0.0	0.0	0.0	0.0	0.0
Gain (loss) on modification/extinguishment of debt	0.0		0.0	0.0
Loss from unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Income (loss) before income taxes	8.1	6.5			(0.7)
(Provision) benefit for income taxes	0.0	0.0			0.0
Net income (loss)	8.1	6.5	31.5	(60.8)	(0.7)
Net income attributable to non-controlling partners	6.1	5.9	24.2	23.1	16.8
Net income (loss) attributable to parent	2.0	0.6	7.3	(83.9)	(17.5)
Net income (loss) attributable to preferred unit holders					0.0
Net income (loss) attributable to partners				(83.9)	(17.5)
Crestwood Midstream Partners LP
Revenues	828.1	536.0	2,520.5	2,632.8	3,917.5
Total costs of products/services sold	683.5	363.4	1,925.1	1,883.5	3,154.8
Expenses:
Operations and maintenance	33.7	41.7	155.0	188.7	195.4
General and administrative	25.5	22.2	85.6	105.6	91.7
Depreciation, amortization and accretion	51.2	64.9	240.5	278.5	255.4
Costs and Expenses	110.4	128.8	481.1	572.8	542.5
Loss on long-lived assets, net			(65.6)	(227.8)	(35.1)
Goodwill impairment	0.0	(109.7)	(162.6)	(1,149.1)	(48.8)
Loss on contingent consideration			0.0	0.0	(8.6)
Operating income (loss)	34.2	(65.9)	(113.9)	(1,200.4)	127.7
Earnings (loss) from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
Interest and debt expense, net	(26.5)	(36.1)	(125.1)	(130.5)	(111.4)
Gain (loss) on modification/extinguishment of debt	(37.3)	0.0	10.0	(18.9)	0.0
Loss from unconsolidated affiliates	0.0	0.0	0.0	0.0	0.0
Income (loss) before income taxes	(21.5)	(95.5)	(197.5)	(1,410.6)	15.6
(Provision) benefit for income taxes	0.1	0.2	0.0	0.0	(0.9)
Net income (loss)	(21.4)	(95.3)	(197.5)	(1,410.6)	14.7
Net income attributable to non-controlling partners	6.1	5.9	24.2	23.1	16.8
Net income (loss) attributable to parent	$ (27.5)	$ (101.2)	(221.7)	(1,433.7)	(2.1)
Net income (loss) attributable to preferred unit holders			0.0	23.1	17.2
Net income (loss) attributable to partners			$ (221.7)	$ (1,456.8)	$ (19.3)